                                                    STAGECOACH FUNDS-Registered
                                                                     Trademark-


                   Semi-Annual Report
                   MONEY MARKET
                           Trusts


                               California Tax-Free Money Market Trust
                               Money Market Trust
                               National Tax-Free Money Market Trust


                               September 30, 1998

Money Market Trusts                                            TABLE OF CONTENTS
------------------------------------------------------------------------

         LETTER TO SHAREHOLDERS................................1

         INVESTMENT ADVISOR COMMENTARY AND PERFORMANCE AT A GLANCE

             California Tax-Free Money Market Trust............3

             National Tax-Free Money Market Trust..............3

             Money Market Trust................................6

         PORTFOLIOS OF INVESTMENTS

             California Tax-Free Money Market Trust............9

             Money Market Trust...............................15

             National Tax-Free Money Market Trust.............19

         STAGECOACH FUNDS

             Statement of Assets and Liabilities..............30

             Statement of Operations..........................31

             Statements of Changes in Net Assets..............32

             Financial Highlights.............................34

             Notes to Financial Statements....................37

         LIST OF ABBREVIATIONS................................42

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                                               i
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THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                                       Money Market Trusts
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for your investment in the Stagecoach Funds.
  We are pleased to present this Semi-Annual Report to you for the period ended September 30, 1998. This report provides information about your investment, including economic and market trends over the period as well as a performance summary, portfolio review, and strategic outlook for each Fund.
  During the six-month period ended September 30, 1998, global economic events finally caught up with U.S. financial markets. Most acutely affected were stocks, as measured by the S&P 500 Index,(1) with a decrease of 6.95%. By contrast, fixed income securities did well, due to a "flight to quality" in which investors sought to invest in U.S. Treasury securities. For example, government bonds performed well during this period, with returns of 12.74% as measured by the Lehman Brothers Long Government Bond Index.(2)
  Throughout the period, the continued uncertainty in Asia's financial markets spread into global economies, such as Russia and Latin America. Thus far, there has been minimal evidence of a slowdown in the U.S. economy. However, over the past six months, pressure built on the Federal Reserve Board (the Fed) to ease monetary policy, as there was the potential for global and financial strains to affect the U.S. market. As a result, the Fed decreased a key short-term interest rate once on September 29, 1998 and again on October 15, 1998. This signaled an important change in policy meant to impact the economy and hopefully stimulate growth.
  According to the Investment Company Institute, during 1997, U.S. households invested 65% of their total net purchases of financial products in mutual funds.(3) Many of these investors have benefited from unprecedented growth in the market with little exposure to significant declines. However, the large swings we have seen recently will test conservative and aggressive

Money Market Trusts                                       LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

investors alike. It will become increasingly important to stay focused on the long-term, evaluate the investment risk of your portfolio, and remain true to your investment plan.
  In our ongoing commitment to provide you with quality investment options, we introduced two new Stagecoach Funds during the past six months. We launched the Corporate Bond Fund in April 1998 and the Strategic Income Fund in July 1998.
  We encourage you to review this Semi-Annual Report as we believe you will find it useful and informative. We also recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs. Thank you for your continued investment with the Stagecoach Funds.

Sincerely,

/s/ Michael J. Hogan
Michael J. Hogan
Senior Vice President
Wells Fargo Bank,
Mutual Fund Group

/s/ R. Greg Feltus
R. Greg Feltus
Chairman and President of
Stagecoach Funds

1 The "S&P 500 Index" is a trademark of Standard and Poor's Corporation. The S&P
  500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

2 The Lehman Brothers Long Government Bond Index is an unmanaged index composed of U.S. Treasury bonds with 20-year or longer maturities.

3 Investment Company Institute, Mutual Fund Fact Book, 1998.

INVESTMENT ADVISOR COMMENTARY                                Money Market Trusts
------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
NATIONAL TAX-FREE MONEY MARKET TRUST
  TWO STAGECOACH TAX-FREE MONEY MARKET TRUSTS (EACH, A "TRUST", COLLECTIVELY, THE "TRUSTS") WILL BE HIGHLIGHTED IN THE FOLLOWING MANAGER DISCUSSION AND ANALYSIS.
  The Stagecoach California Tax-Free Money Market Trust seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity, by investing in high-quality, short-term, U.S. dollar-denominated money market instruments, primarily municipal obligations.
  The Stagecoach National Tax-Free Money Market Trust seeks to obtain a high level of income exempt from federal income tax, while preserving capital and liquidity, by investing in high-quality, U.S. dollar-denominated money market instruments, primarily municipal obligations.
  The Trusts are managed by Kevin Shaughnessy of Wells Capital Management Incorporated. Mr. Shaughnessy joined Wells Fargo Bank in 1996 from Lehman Brothers. He holds a BS in Business Administration and an MBA in Finance from California State University, Hayward. Mr. Shaughnessy has over 10 years of experience in the investment industry and is a Chartered Financial Analyst candidate.

PERFORMANCE SUMMARY
The seven-day current yields for the Stagecoach Tax-Free Money Market Trusts as of September 30, 1998 were as follows:
--------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST              3.27%
NATIONAL TAX-FREE MONEY MARKET TRUST                3.58%

Money Market Trusts                                INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

  The cumulative total returns for the six month period ended September 30, 1998 for the Stagecoach Tax-Free Money Market Trusts were as follows:
--------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST              1.56%
NATIONAL TAX-FREE MONEY MARKET TRUST                1.68%

  These tax-free yields are generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum combined federal and California income tax bracket of 45.22% would need to earn 5.97% from a taxable investment to match a 3.27% tax-free yield. In order to match a 3.58% tax-free yield, an investor in the maximum 39.60% federal income tax bracket would need to earn 5.93% on a taxable investment. Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  As a result of the low interest rate environment and in anticipation of an interest rate decrease by the Federal Reserve Board, which occurred on September 29, 1998, we lengthened each Trust's weighted average maturity during the six-month reporting period. Weighted average maturity is an indication of a fund's sensitivity to interest rates. Our strategy to increase maturity was made in an attempt to capture higher yields offered by securities such as one-year tax-exempt notes and commercial paper. In addition, we decreased our exposure to variable-rate securities during the period.
  Based on international economic problems, particularly in the Asian markets, the importance of each Trust's credit quality component increased. As a result, we sold the Trusts' Japanese exposures at the beginning of the year and continue to avoid such securities. While they may offer higher yields than other securities, we feel it is more important to remain proactive and protective of credit quality.

INVESTMENT ADVISOR COMMENTARY                                Money Market Trusts
------------------------------------------------------------------------

STRATEGIC OUTLOOK
  We feel the concern over global markets will eventually work its way into our domestic economy and consumer spending. Since yields have already declined in the money fund market, we will continue to maintain longer maturities in the Trusts and will increase our fixed-rate exposure if we feel security prices are attractive.
  In California, there are stronger ties to the Pacific Rim than in other states, so we believe the slowdown in Asia could have a greater impact on the California economy. We do not, however, expect a credit deterioration in California and believe the California Tax-Free Money Market Trust is diversified appropriately among issuers and liquidity providers.
  Overall, we feel both Trusts are positioned well given the international economic turmoil and low interest rate environment. As a result, we intend to maintain the Trusts at their current positioning with a bias toward longer maturity and fixed-rate securities. As always, we will continue to focus on safety of principal, credit quality and liquidity as we strive to deliver a high level of tax-free income.

The Trusts are neither insured nor guaranteed by the U.S. Government. Figures quoted represent past performance, which is no guarantee of future results.

 The Trusts' manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Trusts' returns would have been lower.

 A portion of the Trusts' distributions may be subject to federal, state, and/or local taxes or to the alternative minimum tax (AMT).

 Money market funds seek to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Trusts will meet this objective.

Money Market Trusts                                INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

MONEY MARKET TRUST
  The Money Market Trust (the "Trust") seeks to provide investors with current income and stability of principal, by investing in high-quality, U.S. dollar-denominated money market instruments with remaining maturities not exceeding 397 days (13 months).
  The Money Market Trust is managed by Michael Neitzke of Wells Capital Management Incorporated. Mr. Neitzke joined Wells Fargo Bank in 1996 from First Interstate Capital Management. He has over a decade of experience in managing taxable money market mutual funds at First Interstate Bank and Union Capital Advisors. He holds a B.A. in Finance from California State University, Los Angeles.

PERFORMANCE SUMMARY
  For the six month period ending September 30, 1998 the Stagecoach Money Market Trust's cumulative total return was 2.75%. The seven-day current yield for the Trust was 5.40% as of September 30, 1998. Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
Throughout the period, the U.S. economy was subject to volatile market conditions caused by international economic turmoil in markets such as Asia, Russia and Latin America. One outcome of these conditions was a "flight to quality" in which investors moved into treasury securities, driving interest rates down rapidly. The problems overseas and an anticipation of an interest rate cut by the Federal Reserve Board (the Fed), which eventually occurred on September 29, led us to lengthen the weighted average maturity of the Trust by adding later dated securities. Weighted average maturity is an indication of a fund's sensitivity to interest rates. By adding later dated securities to our portfolio, we were able to maintain competitive yields in the low interest rate environment.

INVESTMENT ADVISOR COMMENTARY                                Money Market Trusts
------------------------------------------------------------------------

  With a strict focus on high credit quality for the portfolio, we did not add to our foreign positions during the period and do not hold any positions that have had their credit rating downgraded. We will continue to avoid securities that could be adversely affected by problems overseas. By maintaining high credit quality, liquidity and longer maturities, we were able to maintain stability and competitive yields for the period.

STRATEGIC OUTLOOK
  We feel the concern over global markets will continue to work its way into our domestic economy and consumer spending. We will continue to maintain a longer average maturity because we expect the Fed to continue to ease monetary policy. We will monitor interest rates, being particularly mindful that the market might anticipate the Fed to decrease rates more than will actually occur.
  The Trust is well positioned given the current international economic conditions and low interest rate environment. As a result, we intend to maintain the Money Market Trust at its current positioning with a bias toward a defensive posture and increased liquidity. We believe under these uncertain economic conditions, it is prudent to focus more on credit quality and stability rather than purely on yield. As always, we will continue to focus on capital preservation and liquidity.

The Fund is neither insured nor guaranteed by the U.S. Government. Figures quoted represent past performance, which is no guarantee of future results.

The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower.

Money market mutual funds seek to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Fund will meet this objective.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)            California Tax-Free Money Market Trust
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES - 102.01%
$ 3,000,000  San Diego County CA TRANS Revenue                    7.25 %        04/01/01   $   3,114,102
  4,600,000  Alameda-Contra Costa County School Financing
               Authority - Series D                               3.55          07/01/18       4,600,000
    700,000  Anaheim CA Police Facilities Refinancing
               Project                                            3.00          08/01/08         700,000
 15,000,000  Anaheim CA Housing Authority Revenue South Park
               Vista Series A "AMT"                               3.90          12/15/23      15,000,000
  6,400,000  Big Bear Lake CA IDA Series A "AMT"                  3.10          12/01/28       6,400,000
  2,700,000  California HFFA Catholic Health                      3.00          07/01/16       2,700,000
  1,200,000  California HFFA                                      3.70          09/01/15       1,200,000
  2,300,000  California HFFA                                      3.00          07/01/20       2,300,000
  3,700,000  California HFFA Scripps Health Series B              3.33          12/01/15       3,700,000
  6,700,000  California HFFA Scripps Hospital Series B            3.10          10/01/21       6,700,000
  2,000,000  California HFFA Memorial Health Services             3.10          10/01/24       2,000,000
  9,000,000  California HFFA Memorial Hospital AMBAC Insured      3.00          07/01/12       9,000,000
  1,000,000  California PCR Colma Energy "AMT"                    3.10          12/01/16       1,000,000
  5,000,000  California PCR Shell Oil Waster Disposal
               Revenue "AMT"                                      3.70          10/01/24       5,000,000
  7,400,000  California PCR Sierra Pacific                        3.50          02/01/13       7,400,000
  5,100,000  California PCR Borax Incorporated                    3.90          06/01/10       5,100,000
  1,200,000  California PCR Solid Waste Disposal "AMT"            3.70          12/01/24       1,200,000
 10,400,000  California State Public Works                        3.71          09/01/17      10,400,000
  7,500,000  California Statewide Community Development
               Authority Revenue                                  3.20          10/01/26       7,500,000
  1,490,000  California Statewide Community Development
               Authority Revenue "AMT"                            3.75          12/15/24       1,490,000
  1,000,000  California PCR CP                                    3.40          01/07/99       1,000,000
    400,000  California PCR CP Shell Oil Company Project
               Series C                                           3.75          11/01/00         400,000
  1,245,000  California PCR "AMT"                                 3.65          12/01/17       1,245,000
  3,800,000  California School Facilities Financing
               Corporation                                        3.15          07/01/22       3,800,000

                                                      PORTFOLIO OF INVESTMENTS -
California Tax-Free Money Market Trust            SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 2,300,000  California PCR CP                                    3.00 %        10/05/98   $   2,300,000
 10,900,000  California HFFA Catholic Healthcare                  3.00          07/01/05      10,900,000
  1,230,000  California Housing Revenue Multi-Family Series
               A                                                  3.00          07/15/13       1,230,000
  2,400,000  California PCR Financing Authority CP                3.20          10/05/98       2,400,000
 15,000,000  California PCR Financing Authority CP                3.30          10/06/98      15,000,000
  3,600,000  California PCR Financing Authority CP                3.50          10/07/98       3,600,000
  2,000,000  California PCR Financing Authority Series A
               "AMT"                                              3.15          12/01/16       2,000,000
  2,500,000  California PCR CP Environmental Improvement
               Revenue                                            3.15          09/01/17       2,500,000
  1,195,000  California School Improvement COP                    3.10          07/01/24       1,195,000
 20,000,000  California School Cash Reserve Pool Series A         4.50          07/02/99      20,109,900
 25,000,000  California State GO                                  4.00          06/30/99      25,154,500
  5,000,000  California State Community Revenue                   3.80          09/30/99       5,000,000
  2,000,000  California State CP                                  3.40          10/01/98       2,000,000
 14,000,000  California State CP                                  3.40          10/02/98      14,000,000
  1,000,000  California State Economic Development                4.00          04/01/08       1,000,000
  1,564,000  California DW & P                                    2.70          11/13/98       1,564,000
    800,000  California Catholic Healthcare Facility              3.00          07/01/09         800,000
  5,000,000  Chula Vista CA CP                                    3.15          10/01/98       5,000,000
  5,000,000  Chula Vista CA CP                                    3.10          10/01/98       5,000,000
  2,000,000  Chula Vista CA Charter City                          3.70          12/01/10       2,000,000
  2,000,000  Anaheim Public Improvement Revenue                   3.00          08/01/19       2,000,000
  4,700,000  Foothill/Eastern Transportation Corridor Agency
               Series C                                           3.00          01/02/35       4,700,000
  3,000,000  Hayward CA MFHR                                      3.60          08/01/14       3,000,000
  2,000,000  Huntington Beach CA Rivermeadow Series B             3.45          12/01/05       2,000,000
    500,000  Irvine Ranch CA Water District                       3.80          04/01/33         500,000
    400,000  Irvine Ranch CA Water District Series B LOC -
               Sumitomo Bank                                      3.95          10/01/99         400,000
  1,300,000  Irvine Ranch CA Water District LOC - National
               Westminster Bank PLC                               3.80          08/01/16       1,300,000
    400,000  Irvine Ranch CA Water District Series A              3.95          11/15/13         400,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)            California Tax-Free Money Market Trust
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 4,500,000  Los Angeles CA USD Belmont Learning Complex
               Series A COP                                       3.10 %        12/01/17   $   4,500,000
  2,500,000  Los Angeles County CA Pension Obligation Series
               B                                                  3.00          06/30/07       2,500,000
  8,100,000  Los Angeles County CA Pension Obligation Series
               C                                                  3.00          06/30/07       8,100,000
  1,935,000  Lemoore CA COP Municipal Golf Course
               Refinancing Project                                4.25          11/01/20       1,935,000
    500,000  Livermore CA Multi-Family Revenue                    3.00          07/15/18         500,000
  2,500,000  Los Angeles CA Wastewater System Revenue             3.40          01/04/99       2,500,000
  7,000,000  Los Angeles CA DW & P                                2.95          01/04/99       7,000,000
 10,200,000  Los Angeles CA DW & P                                3.10          01/05/99      10,200,000
  4,000,000  Los Angeles CA DW & P                                3.15          12/17/98       4,000,000
 10,000,000  Los Angeles CA DW & P                                3.25          01/05/99      10,000,000
  6,980,000  Los Angeles CA USD                                   3.70          07/01/21       6,980,000
 11,550,000  Los Angeles County CA Capital Asset Leasing
               Corporation                                        2.95          11/18/98      11,550,000
  1,000,000  Los Angeles County CA Pension Obligation Series
               A AMBAC Insured                                    3.00          06/30/07       1,000,000
 15,000,000  Los Angeles County CA                                4.50          06/30/99      15,089,334
  5,482,000  Los Angeles County CA Metropolitan
               Transportation CP                                  3.30          10/02/98       5,482,000
 13,000,000  Los Angeles County CA Metropolitan
               Transportation Commission Sales Tax Revenue
               Series A                                           3.00          07/01/12      13,000,000
  8,000,000  Los Angeles CA DW & P                                3.55          10/07/98       8,000,000
 12,000,000  Metropolitan Water District Southern California      3.55          10/06/98      12,000,000
  3,700,000  Metropolitan Water District Southern California      3.20          10/02/98       3,700,000
  5,500,000  Metropolitan Water District Southern California      3.30          10/06/98       5,500,000
  1,000,000  Metropolitan Water District Southern California      3.40          01/04/99       1,000,000
  1,700,000  Metropolitan Water District Southern California      3.50          10/07/98       1,700,000

                                                      PORTFOLIO OF INVESTMENTS -
California Tax-Free Money Market Trust            SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 1,500,000  Metropolitan Water District Southern California      3.15 %        02/09/99   $   1,500,000
  5,200,000  MSR Public Power Agency San Juan Project Series
               B                                                  3.55          07/01/22       5,200,000
  1,000,000  MSR Public Power Agency San Juan Project Series
               D                                                  3.50          07/01/18       1,000,000
  2,100,000  Oakland CA Revenue Children's Hospital Medical
               Center Series B                                    3.05          07/01/99       2,100,000
  1,800,000  Orange County CA Niguel Summit Series U              3.30          11/01/09       1,800,000
  3,300,000  Orange County CA Sanitation                          3.60          08/01/13       3,300,000
  2,700,000  Orange County CA ADR                                 2.70          12/01/06       2,700,000
  1,000,000  Orange County CA ADR Series Z                        3.35          11/01/07       1,000,000
  1,365,000  Redlands CA COP                                      3.10          09/01/15       1,365,000
  1,300,000  Riverside County CA COP LOC - Sanwa Bank             3.90          12/01/15       1,300,000
  5,000,000  Riverside County CA Financing Authority Series
               A30                                                3.80          09/30/99       5,000,000
  1,900,000  Riverside County CA MFHR Woodcreek Series D          3.00          07/15/18       1,900,000
    980,000  Riverside County CA IDA                              3.45          03/01/17         980,000
  7,000,000  Riverside County CA                                  4.50          09/30/99       7,080,644
  7,000,000  Sacramento CA MUD                                    3.00          10/01/98       7,000,000
  2,000,000  Salinas CA ADR Series B                              3.70          04/01/05       2,000,000
  2,400,000  San Bernardino County CA COP                         3.10          07/01/15       2,400,000
 10,000,000  San Diego CA COP Area Local Gov't Series A25         3.80          09/30/99      10,000,000
  4,200,000  San Diego CA HFA Revenue                             3.65          12/01/08       4,200,000
  3,600,000  San Diego CA Multi-Family Housing Revenue            4.25          04/01/07       3,600,000
  1,965,000  San Diego CA Unified Port District                   3.10          10/02/98       1,965,000
  1,500,000  San Diego CA Unified Port District                   3.30          11/02/98       1,500,000
  1,000,000  San Diego CA USD Series B                            4.75          01/29/99       1,003,622
 11,500,000  San Diego CA Transportation                          3.40          01/07/99      11,500,000
  5,800,000  San Diego CA Transportation                          3.40          10/02/98       5,800,000
  1,419,000  San Diego CA Unified Port District                   3.20          10/02/98       1,419,000
  4,410,000  San Francisco CA City & County RDA                   3.80          01/01/27       4,410,000
  1,150,000  San Francisco CA City & County RDA                   3.10          09/01/06       1,150,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)            California Tax-Free Money Market Trust
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 3,050,000  San Francisco County CA                              4.50 %        10/30/98   $   3,052,285
  2,000,000  San Francisco CA City & County Airport               3.10          01/05/99       2,000,000
  1,000,000  San Jose CA RDA                                      3.40          07/01/26       1,000,000
  2,600,000  San Jose CA RDA                                      3.05          07/01/26       2,600,000
  3,400,000  San Jose/Santa Clara Clean Water Financing
               Authority Revenue Series B FGIC Insured            3.00          11/15/20       3,400,000
  1,700,000  Santa Ana CA IDA Newport Electronics Project
               Series A                                           4.00          11/01/18       1,700,000
  3,000,000  Santa Clara Electric Revenue Series C                3.05          07/01/10       3,000,000
  6,400,000  Santa Clara Electric Revenue Series B                3.05          07/01/10       6,400,000
  2,000,000  Santa Clara County CA Financing Authority
               Revenue VMC Facility Replacement Project
               Series B                                           3.10          11/15/25       2,000,000
  4,000,000  Santa Clara County CA                                3.75          11/15/22       4,000,000
  2,000,000  San Francisco CA City & County RDA                   3.25          12/01/17       2,000,000
  4,200,000  San Francisco CA City & County RDA Series B1         3.25          12/01/17       4,200,000
  5,300,000  Simi Valley Public Financing Authority Revenue       3.05          09/01/15       5,300,000
  1,350,000  Southern CA Public Power Authority Revenue           3.00          07/01/17       1,350,000
 10,000,000  Sonoma County CA Tax Revenue                         4.50          02/01/99      10,039,344
  1,270,000  Southern CA Public Power Authority Revenue           3.00          07/01/09       1,270,000
  2,000,000  Turlock CA Irrigation District COP                   3.05          01/01/26       2,000,000
  5,000,000  University of California GO CP                       3.25          01/04/99       5,000,000
  4,000,000  University of California GO CP                       3.35          01/13/99       4,000,000
  4,000,000  University of California GO CP                       3.15          12/17/98       4,000,000
 10,000,000  University of California GO CP                       3.10          01/07/99      10,000,000
  1,000,000  University of California GO CP                       3.40          01/04/99       1,000,000
  5,479,000  University of California GO CP                       3.00          01/13/99       5,479,000
  2,700,000  Vallecitos CA Water District Revenue COP Twin
               Oaks Reservoir Project                             3.00          07/01/30       2,700,000
  7,100,000  Vallejo CA MFHR Series C LOC - Citibank              3.25          01/01/08       7,100,000

                                                      PORTFOLIO OF INVESTMENTS -
California Tax-Free Money Market Trust            SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 3,000,000  Water Utility Improvements Lease Revenue             3.15 %        05/01/28   $   3,000,000
    400,000  West Basin CA Water District Revenue                 2.95          08/01/27         400,000
                                                                                           --------------
             TOTAL CALIFORNIA MUNICIPAL SECURITIES                                         $ 568,402,730
             (Cost $568,402,730)

             PUERTO RICO MUNICIPAL SECURITIES - 2.03%
$ 1,800,000  Puerto Rico Commonwealth Highway &
               Transportation Authority Revenue - Series X        4.28 %        07/01/99   $   1,800,000
  9,500,000  Puerto Rico Commonwealth Highway &
               Transportation Authority Revenue - Series A        3.80          07/01/28       9,500,000
                                                                                           --------------
             TOTAL PUERTO RICO MUNICIPAL SECURITIES                                        $  11,300,000
             (Cost $11,300,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $579,702,730)*                                    104.04%               $  579,702,730
                (Note 1)
              Other Assets and Liabilities, Net                        (4.04)                  (22,529,353)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  557,173,377
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)                                Money Market Trust
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE BONDS - 30.97%

$ 5,200,000  Associates Corporation                               6.00 %        03/15/99   $   5,205,796
 10,000,000  CC USA Incorporated                                  5.78          06/11/99       9,998,621
 15,000,000  CIT Group Holdings                                   5.57          01/27/99      14,996,121
 20,000,000  First National Bank of Chicago                       5.63          03/16/99      19,995,204
 10,000,000  First Union Bank                                     5.35          09/09/99      10,000,000
 12,000,000  Huntington National Bank                             5.74          05/05/99      11,996,940
 20,000,000  IBM Credit Corporation                               5.57          08/17/99      19,988,058
 10,000,000  JP Morgan & Company Incorporated                     5.61          09/15/99      10,000,000
 10,000,000  Morgan Guaranty Corporation                          5.71          01/08/99       9,998,970
  7,000,000  National Rural Utilities                             5.40          01/15/99       6,989,826
 20,000,000  NationsBank Corporation                              5.50          02/04/99      20,000,000
 20,000,000  Sigma Finance Incorporated                           5.95          11/20/98      20,000,000
                                                                                           --------------
             TOTAL CORPORATE BONDS                                                         $ 159,169,536
             (Cost $159,169,536)

             COMMERCIAL PAPER - 26.58%

$20,000,000  Asset Securitization Coop Corporation++              5.41 %#       11/23/98   $  19,839,822
 10,000,000  CC USA Incorporated                                  5.53 #        02/05/98       9,807,031
 20,000,000  Corporate Asset Funding Company Incorporated++       5.48 #        11/23/98      19,837,761
 20,000,000  General Electric Capital Services                    5.07 #        10/19/98      19,947,200
 20,000,000  Goldman Sachs Group LP                               5.45 #        11/13/98      19,868,611
  7,638,000  Greenwich Funding Corporation++                      5.50 #        01/04/99       7,527,546
 20,000,000  Preferred Receivables Funding Corporation            5.20 #        10/14/98      19,960,133
 10,000,000  Sun Trust Banks                                      5.24 #        10/16/98       9,977,042
 10,000,000  Sun Trust Banks                                      5.35 #        12/22/98       9,878,367
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $ 136,643,513
             (Cost $136,643,513)

                                                      PORTFOLIO OF INVESTMENTS -
Money Market Trust                                SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             VARIABLE AND FLOATING RATE BONDS - 17.90%

$20,000,000  American Express Centurion                           5.14 %        12/15/98   $  20,000,000
 20,000,000  Commercial Bank                                      5.58          07/13/99      19,990,766
 12,000,000  First National Bank                                  5.62          09/28/99      12,000,000
 25,000,000  Key Bank N.A.                                        5.30          02/24/99      24,993,200
 15,000,000  Wachovia Bank N.A.                                   5.44          05/14/99      14,993,620
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  91,977,586
             (Cost $91,977,586)

             FEDERAL AGENCIES - 3.52%

$ 3,000,000  Federal Home Loan Bank                               5.57 %        04/07/99   $   2,998,613
 10,000,000  Federal Home Loan Mortgage Corporation               5.01          03/19/99       9,769,033
  3,700,000  Federal National Mortgage Association                5.48          07/09/99       3,696,750
  1,700,000  Federal National Mortgage Association                5.45          08/04/99       1,624,325
                                                                                           --------------
             TOTAL FEDERAL AGENCIES                                                        $  18,088,721
             (Cost $18,088,721)

             BANKER'S ACCEPTANCE - 3.38%

$17,500,000  Bank of America                                      5.19 %        11/04/98   $  17,412,072
             (Cost $17,412,072)

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)                                Money Market Trust
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 17.50%

$22,223,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.45 %        10/01/98   $  22,223,000
  1,353,000  Morgan Stanley & Company Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.35          10/01/98       1,353,000
 66,344,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.30          10/01/98      66,344,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  89,920,000
             (Cost $89,920,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $513,211,428)*                                     99.85%               $  513,211,428
                (Note 1)
              Other Assets and Liabilities, Net                         0.15                       747,470
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  513,958,898
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  #  YIELD TO MATURITY.
 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)              National Tax-Free Money Market Trust
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES - 99.75%
             ALABAMA - 1.14%
$ 2,700,000  Birmingham AL Medical Clinic Revenue                 3.50 %        12/01/26   $   2,700,000

             ARIZONA - 3.46%
$   600,000  Apache County AZ IDA                                 3.55 %        12/15/18   $     600,000
  2,000,000  Arizona School District Financing Program COP
               Series A                                           4.10          07/30/99       2,008,498
  2,000,000  Maricopa AZ CP                                       3.50          12/15/98       2,000,000
    300,000  Maricopa County AZ PCR                               4.10          05/01/29         300,000
  3,300,000  Scottsdale AZ IDA Scottsdale Memorial Health
               System Series B                                    3.50          09/01/22       3,300,000
                                                                                           --------------
                                                                                           $   8,208,498

             CALIFORNIA - 2.11%
$ 1,000,000  California HFFA Catholic Healthcare
               West - B                                           3.00 %        07/01/05   $   1,000,000
    500,000  California PCR Financing Authority Pacific Gas
               & Electric Series C                                4.10          11/01/26         500,000
  3,000,000  California PCR Waste Disposal Revenue Series
               94-A AMT                                           3.70          10/01/24       3,000,000
    500,000  Irvine Ranch Water District No. 182 Series A         3.95          11/15/13         500,000
                                                                                           --------------
                                                                                           $   5,000,000

             COLORADO - 2.83%
$   700,000  Colorado HFFA Revenue Catholic Healthcare
               Series B MBIA Insured                              3.55 %        12/01/25   $     700,000
  5,000,000  Colorado HFFA Revenue North Colorado Medical
               Center                                             3.90          05/15/20       5,000,000
  1,000,000  Colorado HFFA Revenue Series C MBIA Insured          3.90          10/01/14       1,000,000
                                                                                           --------------
                                                                                           $   6,700,000

                                                      PORTFOLIO OF INVESTMENTS -
National Tax-Free Money Market Trust              SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             FLORIDA - 4.31%
$   500,000  Dade County FL MFHR                                  4.05 %        07/01/06   $     500,000
  2,400,000  Dade County FL School District                       4.50          02/15/99       2,409,885
  5,000,000  Lee County FL IDA Healthcare Facility Revenue
               Cypress Cove Healthcare Series C                   3.55          10/01/04       5,000,000
  2,300,000  Orange County FL HFA                                 3.70          10/01/08       2,300,000
                                                                                           --------------
                                                                                           $  10,209,885

             GEORGIA - 7.94%
$   500,000  Burke County GA Development Authority PCR            4.10 %        07/01/24   $     500,000
    900,000  Clayton County GA Huntington Woods MFHR              3.60          01/01/21         900,000
  1,100,000  Georgia Municipal Gas Authority Revenue              3.50          11/01/06       1,100,000
  2,600,000  Georgia Municipal Gas Authority Revenue Series
               B                                                  3.50          09/01/07       2,600,000
  3,100,000  Georgia Municipal Gas Authority Revenue Series
               C                                                  3.50          01/01/08       3,100,000
    800,000  Georgia State Municipal Electric Authority           3.55 %        01/07/99         800,000
    400,000  Hapeville GA Development Authority Revenue
               Hapeville Hotel                                    4.10          11/01/15         400,000
  5,000,000  Richmond County GA Solid Waste Disposal Revenue
               Evergreen Nylon                                    3.65          07/01/32       5,000,000
  3,700,000  Roswell GA MFHR Greenhouse Apartments Project        3.65          08/01/30       3,700,000
    700,000  Savannah GA Downtown Development Authority
               Revenue                                            3.55          09/01/05         700,000
                                                                                           --------------
                                                                                           $  18,800,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)              National Tax-Free Money Market Trust
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             HAWAII - 2.11%
$ 5,000,000  Hawaii State Department of Budget & Finance
               Queens Health System Series A Special Purpose
               Revenue                                            3.90 %        07/01/26   $   5,000,000

             IDAHO - 0.85%
$ 2,000,000  Idaho State General Obligation                       4.50 %        06/30/99   $   2,012,942

             ILLINOIS - 4.39%
$ 2,100,000  Chicago IL O'Hare International Airport Revenue      3.50 %        01/01/15   $   2,100,000
  5,000,000  Chicago IL Park District                             3.55          01/31/00       5,000,000
  1,000,000  Chicago IL Park District                             4.30          09/17/99       1,006,938
  2,300,000  Cook County IL General Obligation                    3.60          12/01/01       2,300,000
                                                                                           --------------
                                                                                           $  10,406,938

             INDIANA - 3.22%
$ 1,000,000  Fort Wayne IN Hospital Revenue                       3.55 %        01/01/16   $   1,000,000
  3,800,000  Indiana HFFA Revenue Clarian Health Partners         3.55          02/15/26       3,800,000
  2,800,000  Indiana HFFA Revenue Deaconess Hospital
               Incorporated                                       3.55          01/01/22       2,800,000
                                                                                           --------------
                                                                                           $   7,600,000

             KENTUCKY - 0.63%
$ 1,500,000  Kentucky Development Financing Authority
               Revenue Series A                                   3.90 %        12/01/15   $   1,500,000

                                                      PORTFOLIO OF INVESTMENTS -
National Tax-Free Money Market Trust              SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             LOUISIANA - 4.71%
$ 3,770,000  Calcasieu Parish LA Sales Tax District No. 4-A       4.00 %        09/01/01   $   3,770,000
  1,200,000  East Baton Rouge LA Georgia Pacific Corporation      3.90          10/01/99       1,200,000
  2,100,000  Louisiana GO                                         3.60          09/01/27       2,100,000
  2,100,000  Louisiana PFA Willis Knighton Medical Center
               Hospital Revenue                                   3.60          09/01/23       2,100,000
  2,000,000  West Baton Rouge Parish LA Industrial District       3.40          10/02/98       2,000,000
                                                                                           --------------
                                                                                           $  11,170,000

             MARYLAND - 3.59%
$ 2,000,000  Baltimore County MD CP                               3.50 %        10/02/98   $   2,000,000
  3,000,000  Baltimore County MD CP                               3.40          11/04/98       3,000,000
  1,500,000  Howard County MD Multi-Family Revenue Avalon
               Meadows Project                                    3.50          06/15/26       1,500,000
  2,000,000  Maryland Community Development Revenue Avalon
               Lea Apartments Project                             3.50          06/15/26       2,000,000
                                                                                           --------------
                                                                                           $   8,500,000

             MASSACHUSETTS - 5.78%
$ 5,000,000  Massachusetts State Refunded Series B                3.90 %        09/01/16   $   5,000,000
  6,000,000  Massachusetts State Water CP                         3.60          10/06/98       6,000,000
  2,700,000  Massachusetts State Water Resource Authority
               Series A                                           3.45          04/01/28       2,700,000
                                                                                           --------------
                                                                                           $  13,700,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)              National Tax-Free Money Market Trust
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN - 4.01%
$   600,000  Michigan State Higher Education Student Loan
               Authority Revenue AMT                              3.60 %        10/01/13   $     600,000
  1,400,000  Michigan State Strategic Fund IDA Allen Group
               Incorporated Project                               3.45          11/01/25       1,400,000
  3,700,000  Michigan State Strategic Fund Pollution              3.55          12/09/98       3,700,000
  3,800,000  Michigan State Strategic Fund Pollution              3.45          11/09/98       3,800,000
                                                                                           --------------
                                                                                           $   9,500,000

             MISSOURI - 2.51%
$   700,000  Columbia MO Special Obligation Series A              3.55 %        06/01/08   $     700,000
  2,550,000  Missouri State Environmental Improvement & PCR
               Project                                            3.70          02/01/09       2,550,000
    700,000  Missouri State Health & Educational Facilities
               Authority Revenue Christian Health Services
               Series A                                           3.65          11/01/19         700,000
  2,000,000  Missouri State Health & Educational Facilities
               Authority Revenue Series B                         3.50          12/01/16       2,000,000
                                                                                           --------------
                                                                                           $   5,950,000

             NEW MEXICO - 1.14%
$ 1,700,000  Albuquerque NM Airport Revenue AMBAC Insured         3.50 %        07/01/14   $   1,700,000
  1,000,000  Farmington NM PCR Letter of Credit - Barclays        4.05          09/01/24       1,000,000
                                                                                           --------------
                                                                                           $   2,700,000

                                                      PORTFOLIO OF INVESTMENTS -
National Tax-Free Money Market Trust              SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             NEW YORK - 4.09%
$   500,000  Washoe County NV Water Facility Revenue Sierra
               Pacific Power Company Project AMT                  4.25 %        12/01/20   $     500,000
  1,100,000  Long Island Power Authority Revenue New York
               Electric Systems Revenue                           4.00          05/01/33       1,100,000
  2,000,000  Long Island Power Authority Revenue New York
               Electric Systems Revenue Series 2                  3.50          05/01/33       2,000,000
    200,000  Municipal Assistance Corporation for City of
               New York Series K-2                                3.30          07/01/08         200,000
  3,300,000  New York City Health & Hospital Corporation
               Series A                                           3.35          02/15/26       3,300,000
    500,000  New York NY Series B                                 4.10          08/15/04         500,000
  1,100,000  New York State PCR Orange/Rockland Utility
               Series A                                           3.30          08/01/15       1,100,000
  1,000,000  Suffolk County NY IDA Target Rock Corporation        3.40          02/01/07       1,000,000
                                                                                           --------------
                                                                                           $   9,700,000

             NORTH CAROLINA - 8.30%
$ 2,400,000  Greensboro NC GO                                     3.50 %        06/01/22   $   2,400,000
  6,175,000  North Carolina Eastern Municipal Power Agency        3.60          01/04/99       6,175,000
  4,000,000  North Carolina Medical Care Community Hospital
               Baptist Hospitals Project                          3.90          06/01/12       4,000,000
  1,700,000  North Carolina Medical Care Community Hospital
               Baptist Hospitals Project Series B                 3.90          06/01/22       1,700,000
  1,200,000  North Carolina Medical Care Community Hospital
               Moses H Cone Memorial Hospital Project             3.90          09/01/02       1,200,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)              National Tax-Free Money Market Trust
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
$ 2,200,000  North Carolina Medical Care Community Hospital
               Moses H Cone Memorial Hospital Project             3.90 %        10/01/23   $   2,200,000
  2,000,000  Wake County NC Industrial Facilities & PCR
               Carolina Power & Light Company Series B            3.60          09/01/15       2,000,000
                                                                                           --------------
                                                                                           $  19,675,000

             OHIO - 2.15%
$ 2,100,000  Clermont County OH Hospital Facility Revenue
               Mercy Health System Series B                       3.50 %        09/01/21   $   2,100,000
  3,000,000  Ohio State Air Quality CP                            3.40          12/07/98       3,000,000
                                                                                           --------------
                                                                                           $   5,100,000

             OKLAHOMA - 0.51%
$ 1,200,000  Muskogee OK PCR Oklahoma Gas & Electric Company
               Series A                                           3.55 %        01/01/25   $   1,200,000

             OREGON - 1.86%
$ 3,500,000  Oregon State Housing & Community Services
               Deparment Series K AMT                             3.88 %        12/03/98   $   3,500,000
    900,000  Portland OR Multi-Family Housing Revenue South
               Park Block Project Series A                        3.80          12/01/11         900,000
                                                                                           --------------
                                                                                           $   4,400,000

             PENNSYLVANIA - 1.18%
$ 1,400,000  Pennsylvania State Higher Education AMT              3.80 %        07/01/18   $   1,400,000
  1,400,000  Pennsylvania State Higher Education Assistance
               AMT                                                3.80          12/01/24       1,400,000
                                                                                           --------------
                                                                                           $   2,800,000

                                                      PORTFOLIO OF INVESTMENTS -
National Tax-Free Money Market Trust              SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             PUERTO RICO - 2.24%
$ 5,300,000  Puerto Rico Commonwealth Highway &
               Transportation Authority Revenue Series A          3.10 %        07/01/28   $   5,300,000

             SOUTH CAROLINA - 4.85%
$ 2,000,000  Piedmont SC Municipal Power & Electric Agency
               Revenue Series B MBIA Insured                      3.50 %        01/01/19   $   2,000,000
  3,500,000  Piedmont SC Municipal Power & Electric Agency
               Revenue Series C                                   3.50          01/01/22       3,500,000
  1,500,000  South Carolina Educational Facilities Authority
               Private Nonprofit Institutions for Higher
               Learning Furman University Project Series B        3.85          10/01/26       1,500,000
  2,000,000  South Carolina Jobs Economic Development
               Authority Revenue Series B                         3.90          11/01/25       2,000,000
  2,500,000  Spartanburg County SC Health Services District
               Incorporated                                       3.85          04/15/23       2,500,000
                                                                                           --------------
                                                                                           $  11,500,000

             TEXAS - 5.70%
$   500,000  Brazos River TX PCR Series A                         4.25 %        03/01/26   $     500,000
  2,500,000  Brazos TX Higher Education AMT                       3.60          06/01/23       2,500,000
  2,300,000  Gulf Coast TX CP                                     3.50          12/09/98       2,300,000
    100,000  Harris County TX Health Facilities Development
               Revenue Series B                                   3.50          06/01/24         100,000
  1,900,000  Harris County TX Sub Lien Toll Road                  3.50          08/01/15       1,900,000
  1,000,000  Panhandle Plains TX Authority Revenue Series A
               AMT                                                3.60          06/01/21       1,000,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)              National Tax-Free Money Market Trust
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
$ 1,700,000  Panhandle Plains TX Higher Education Authority
               Revenue Series Y AMT                               3.60 %        10/01/02   $   1,700,000
  3,500,000  Texas Health Facilities Development Corporation      3.55          10/01/98       3,500,000
                                                                                           --------------
                                                                                           $  13,500,000

             UTAH - 8.06%
$ 5,000,000  Intermountain UT Power Agency                        3.50 %        12/08/98   $   5,000,000
  3,000,000  Intermountain UT Power Agency                        3.50          10/05/98       3,000,000
  1,100,000  Salt Lake City UT Revenue Project                    3.50          01/01/20       1,100,000
 10,000,000  Utah State CP                                        3.35          12/09/98      10,000,000
                                                                                           --------------
                                                                                           $  19,100,000

             VIRGINIA - 2.15%
$ 2,300,000  Fairfax County VA                                    3.45 %        10/01/25   $   2,300,000
  2,787,000  Hampton VA Redevelopment & Housing Authority
               Avalon Pointe Project AMT                          3.60          06/15/26       2,787,000
                                                                                           --------------
                                                                                           $   5,087,000

             WASHINGTON - 0.63%
$ 1,000,000  Washington State Series 96B                          3.40 %        06/01/20   $   1,000,000
    495,000  Washington State Single Family Housing Series
               5A-S AMT                                           3.90          12/01/31         495,000
                                                                                           --------------
                                                                                           $   1,495,000

             WISCONSIN - 0.80%
$ 1,900,000  Oak Creek WI PCR                                     3.55 %        08/01/16   $   1,900,000

                                                      PORTFOLIO OF INVESTMENTS -
National Tax-Free Money Market Trust              SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             WYOMING - 2.50%
$ 2,300,000  Lincoln County WY GO                                 3.50 %        12/08/98   $   2,300,000
  2,500,000  Sweetwater County WY PCR                             3.65          07/01/15       2,500,000
  1,100,000  Uinta County WY PCR                                  4.00          08/15/20       1,100,000
                                                                                           --------------
                                                                                           $   5,900,000
             TOTAL MUNICIPAL SECURITIES                                                    $ 236,315,264
             (Cost $236,315,264)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $236,315,264)*                                     99.75%               $  236,315,264
                (Note 1)
              Other Assets and Liabilities, Net                         0.25                       593,405
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  236,908,669
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

The accompanying notes are an integral part of these financial statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                           STATEMENT OF ASSETS AND LIABILITIES -
Money Market Trusts                               SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                               CALIFORNIA                          NATIONAL
                                                 TAX-FREE            MONEY         TAX-FREE
                                             MONEY MARKET           MARKET     MONEY MARKET
                                                    TRUST            TRUST            TRUST

ASSETS
INVESTMENTS:
  In securities, at market value and
    cost (includes repurchase agreements
    of $89,920,000 for the Money Market
    Trust)                                   $579,702,730     $513,211,428     $236,315,264
  Cash                                            736,546           12,264          278,044
RECEIVABLES:
  Interest                                      3,218,004        3,443,596          973,405
Organizational expenses, net of
  amortization                                     16,436                0           21,700
Prepaid expenses                                  192,893            9,484           74,025
TOTAL ASSETS                                  583,866,609      516,676,772      237,662,438

LIABILITIES
Payables:
  Investment securities purchased              25,154,500                0                0
  Distribution to shareholders                  1,437,220        2,381,667          673,725
  Due to distributor (Note 2)                      19,858           17,569           34,654
  Due to adviser (Note 2)                          72,007           57,745           26,483
  Other                                             9,647          260,893           18,907
TOTAL LIABILITIES                              26,693,232        2,717,874          753,769
TOTAL NET ASSETS                             $557,173,377     $513,958,898     $236,908,669
NET ASSETS CONSIST OF:
  Paid-in capital                            $557,188,819     $513,908,434     $236,896,566
  Undistributed net realized gain (loss)
    on investments                                (15,442)          50,464           12,103
TOTAL NET ASSETS                             $557,173,377     $513,958,898     $236,908,669

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net Assets                                   $557,173,377     $513,958,898     $236,908,669
Shares outstanding                            557,188,819      513,985,169      236,896,565
Net asset value and offering price per
  share                                      $       1.00     $       1.00     $       1.00
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS
ENDED SEPTEMBER 30, 1998 (UNAUDITED)                         Money Market Trusts
------------------------------------------------------------------------

                                              CALIFORNIA                       NATIONAL
                                                TAX-FREE                       TAX-FREE
                                                   MONEY           MONEY          MONEY
                                                  MARKET          MARKET         MARKET
                                                   TRUST           TRUST          TRUST

INVESTMENT INCOME
  Interest                                   $ 8,914,473     $14,454,247     $3,895,327
TOTAL INVESTMENT INCOME                        8,914,473      14,454,247      3,895,327
EXPENSES (NOTE 2)
  Advisory fees                                1,351,434         644,404        274,599
  Administration fees                            190,361         180,432         77,005
  Custody fees                                    45,415          43,046         18,371
  Shareholder servicing fees                     543,889         515,523        220,013
  Portfolio accounting fees                       85,222          82,385         52,834
  Transfer agency fees                            54,389          51,552         22,001
  Organization costs                               2,295               0          2,648
  Legal and audit fees                            13,615          17,747         10,341
  Registration fees                               10,026          37,603         15,041
  Directors' fees                                  2,242           2,242          2,242
  Shareholder reports                              6,017          10,027          7,521
  Other                                            9,979           9,290          2,270
TOTAL EXPENSES                                 2,314,884       1,594,251        704,886
Less:
  Waived fees and reimbursed expenses         (1,770,730)     (1,077,727)      (484,679)
Net Expenses                                     544,154         516,524        220,207
NET INVESTMENT INCOME (LOSS)                   8,370,319      13,937,723      3,675,120
  Net realized gain (loss) on sale of
    investments                                  (13,289)          9,591          4,735
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $ 8,357,030     $13,947,314     $3,679,855
---------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Trusts                          STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                              CALIFORNIA TAX-FREE MONEY MARKET
                                                                         TRUST
                                             ---------------------------------
                                                                   FROM MAY 5,
                                               (UNAUDITED)                1997
                                               FOR THE SIX       (COMMENCEMENT
                                              MONTHS ENDED      OF OPERATIONS)
                                                 SEPT. 30,                  TO
                                                      1998      MARCH 31, 1998
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                        $   8,370,319     $    11,310,951
Net realized gain (loss) on sale of
  investments                                      (13,289)             (2,153)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      8,357,030          11,308,798
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (8,370,319)        (11,310,951)
  From net realized gain on sale of
    investments                                          0                   0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                    742,156,839       1,750,384,724
  Reinvestment of dividends                        210,025             269,738
  Cost of shares redeemed                     (821,620,770)     (1,114,211,737)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS                                 (79,253,906)        636,442,725
INCREASE (DECREASE) IN NET ASSETS              (79,267,195)        636,440,572

NET ASSETS:
  Beginning net assets                         636,440,572                   0
ENDING NET ASSETS                            $ 557,173,377     $   636,440,572
------------------------------------------------------------------------------

Shares issued and redeemed at constant $1.00 NAV

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                          Money Market Trusts
------------------------------------------------------------------------

                                                                                   NATIONAL TAX-FREE MONEY MARKET
                                                                                                            TRUST
                                                                                   ------------------------------
                                                            MONEY MARKET TRUST                          FROM NOV.
                                             ---------------------------------                           10, 1997
                                                                                                     (COMMENCEMENT
                                               (UNAUDITED)                           (UNAUDITED)               OF
                                               FOR THE SIX                           FOR THE SIX      OPERATIONS)
                                              MONTHS ENDED             FOR THE      MONTHS ENDED               TO
                                                 SEPT. 30,          YEAR ENDED         SEPT. 30,        MARCH 31,
                                                      1998      MARCH 31, 1998              1998             1998
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                      $  13,937,723     $    36,943,556     $   3,675,120     $  2,920,354
  Net realized gain (loss) on sale of
    investments                                      9,591             108,337             4,735            7,368
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     13,947,314          37,051,893         3,679,855        2,927,722
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                 (13,937,723)        (36,943,556)       (3,675,120)      (2,920,354)
    From net realized gain on sale of
      investments                                        0             (85,012)                0                0
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                  644,595,403       1,309,060,229       364,912,993      409,222,975
    Reinvestment of dividends                            5                  47                49                0
    Cost of shares redeemed                   (761,416,174)     (1,485,316,752)     (357,455,712)    (179,783,739)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS                                (116,820,766)       (176,256,476)        7,457,330      229,439,236
INCREASE (DECREASE) IN NET ASSETS             (116,811,175)       (176,233,151)        7,462,065      229,446,604

NET ASSETS:
    Beginning net assets                       630,770,073         807,003,224       229,446,604                0
ENDING NET ASSETS                            $ 513,958,898     $   630,770,073     $ 236,908,669     $229,446,604
-----------------------------------------------------------------------------------------------------------------

Shares issued and redeemed at constant $1.00 NAV

The accompanying notes are an integral part of these financial statements.

Money Market Trusts                                         FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                            CALIFORNIA TAX-FREE
                                                                             MONEY MARKET TRUST
                                                                         (UNAUDITED)
                                                                         SIX MONTHS      PERIOD
                                                                              ENDED       ENDED
                                                                          SEPT. 30,   MARCH 31,
                                                                               1998    1998 (1)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $1.00       $1.00
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.02        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.02)      (0.03)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                                $1.00       $1.00
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                                 1.56%       2.94%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                         $557,173    $636,441
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                     0.20%       0.20%
  Ratio of net investment income to average net assets                        3.06%       3.18%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                         0.85%       0.85%
Ratio of net investment income to average net assets prior to waived
  fees and reimbursed expenses                                                2.41%       2.53%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND COMMENCED OPERATIONS ON MAY 5, 1997.
(2) THE FUND OPERATED AS THE MONEY MARKET FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                         Money Market Trusts
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                              (UNAUDITED)                                           FOUR  MONEY MARKET TRUST (2)
                              SIX MONTHS              SIX MONTHS                  MONTHS
                                   ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED  YEAR ENDED
                               SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,     MAY 31,     MAY 31,
                                    1998        1998    1997 (3)        1996    1995 (4)        1995        1994
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.03        0.05        0.03        0.05        0.02        0.05        0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.03)      (0.05)      (0.03)      (0.05)      (0.02)      (0.05)      (0.03)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.75%       5.62%       2.66%       5.43%     5.70%**       5.05%       3.21%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $513,959    $630,770    $807,003  $1,143,767    $286,863    $290,483    $300,894
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.20%       0.20%       0.20%       0.18%       0.19%       0.17%       0.18%
  Ratio of net investment
    income to average net
    assets                         5.43%       5.46%       5.28%       5.33%       5.70%       5.06%       3.21%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.62%       0.61%       0.61%       0.55%       1.11%       1.07%       1.02%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         5.01%       5.05%       4.87%       4.96%       4.78%       4.16%       2.37%
----------------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND COMMENCED OPERATIONS ON MAY 5, 1997.
(2) THE FUND OPERATED AS THE MONEY MARKET FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

Money Market Trusts                                         FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                              NATIONAL TAX-FREE
                                                                             MONEY MARKET TRUST
                                                                         SIX MONTHS      PERIOD
                                                                              ENDED       ENDED
                                                                          SEPT. 30,   MARCH 31,
                                                                               1998    1998 (1)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $1.00       $1.00
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.02        0.01
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.02)      (0.01)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                                $1.00       $1.00
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                                 1.68%       1.30%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                         $236,909    $229,447
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                     0.21%       0.20%
  Ratio of net investment income to average net assets                        3.45%       3.32%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                         0.66%       0.63%
Ratio of net investment income to average net assets prior to waived
  fees and reimbursed expenses                                                3.00%       2.89%
-----------------------------------------------------------------------------------------------

(1)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 10, 1997.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                    Money Market Trusts
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and is currently comprised of thirty-three separate series. These financial statements represent the Money Market Trust and National Tax-Free Money Market Trust, diversified series of the Company, and the California Tax-Free Money Market Trust, a non-diversified series of the Company (each, a "Fund", collectively, the "Funds").
  At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Money Market Trust was established to acquire all of the assets and assume all of the liabilities of the Pacifica Money Market Trust, formerly the Prime Money Market Fund of Westcore Trust, (the "Predecessor Fund"). This acquisition was accomplished in a tax-free exchange for shares of the Stagecoach Money Market Trust. All performance and financial data for the Money Market Trust for periods prior to September 6, 1996 refers to the Predecessor Fund.
  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
  The Funds invest only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

Money Market Trusts                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

  The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
  Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

FEDERAL INCOME TAXES
  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                    Money Market Trusts
------------------------------------------------------------------------

capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 1998.
  The California Tax-Free Money Market Trust had a net capital loss carryforward at September 30, 1998 of $6,489 expiring in 2005 and $8,954 expiring in 2006. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.
  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

DEFERRED ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the Funds with daily portfolio management. Under the contracts, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.50% of the average daily net assets of the California Tax-Free Money Market Trust and 0.25% of the average daily net assets of the Money Market Trust and National Tax-Free Money Market Trust. On August 1, 1998, Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, began acting as investment sub-advisor to the Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of the Funds' average daily net assets up to $960 million

Money Market Trusts                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

and 0.04% of the Funds' average daily net assets in excess of $960 million. WCM's minimum annual fee is $120,000 for each Fund. This minimum annual fee does not increase the advisory fees paid by the Funds to WFB.
  The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. Pursuant to the contracts, WFB is entitled to certain transaction charges plus a monthly fee for custody services at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.
  The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.02% of the average daily net assets of the Funds.
  The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.20% of the average daily net assets of the Funds.
  The Company has entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.

WAIVED FEES AND REIMBURSED EXPENSES
  The amount shown as waived fees and reimbursed expenses on the Statement of Operations for the period ended September 30, 1998 was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.
  Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1998, Stephens owned 10 shares of the California Tax-Free Money Market Trust, 26 shares of the Money Market Trust, and 1 share of the National Tax-Free Money Market Trust.

3. CAPITAL SHARE TRANSACTIONS
  As of September 30, 1998, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1998, each Fund was authorized to issue 10 billion shares of $0.001 par value capital stock. Capital shares are issued and redeemed at a constant $1.00 net asset value as disclosed in the Statement of Changes in Net Assets.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FRN               --   Floating Rate Notes
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
LP                --   Limited Partnerships
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MTN               --   Medium Term Note
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/or certain other services for the Stagecoach Funds. Wells Capital Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.


STAGECOACH FUNDS-Registered
                 Trademark-
P.O. Box 7066
San Francisco, CA 94120-7066

DATED MATERIAL
PLEASE EXPEDITE


                                                             SC MMT SAR (11/98)